T. ROWE PRICE International Discovery Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.8%
Common Stocks 1.8%
MercadoLibre (USD) (1) 39,039 73,314
Vista Energy, ADR (USD) (1) 641,338 45,182
Total Argentina (Cost $31,090) 118,496
AUSTRALIA 1.6%
Common Stocks 1.6%
ALS  2,707,459 40,864
Capricorn Metals  2,257,303 20,010
Cochlear  199,567 16,726
Emerald Resources (1) 5,691,976 21,358
Reliance Worldwide  4,189,011 10,303
Total Australia (Cost $94,997) 109,261
AUSTRIA 2.8%
Common Stocks 2.8%
BAWAG Group  905,898 183,712
Total Austria (Cost $34,257) 183,712
BELGIUM 0.6%
Common Stocks 0.6%
KBC Ancora  200,567 20,493
Warehouses De Pauw  652,271 16,786
Total Belgium (Cost $29,861) 37,279
BRAZIL 1.9%
Common Stocks 1.9%
Klabin  9,206,734 33,146
Localiza Rent a Car  2,643,917 19,705
Multiplan Empreendimentos Imobiliarios  3,263,199 18,095
Raia Drogasil  9,792,614 35,893
TOTVS  3,546,948 21,782
128,621

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.0%
Klabin  2 —
Localiza Rent a Car  104,395 749
749
Total Brazil (Cost $111,479) 129,370
CANADA 7.6%
Common Stocks 7.6%
Aris Mining (1)(2) 2,238,855 29,913
Aritzia (1)(2) 138,302 13,780
Artemis Gold (1)(2) 660,601 15,852
AtkinsRealis Group (2) 445,413 27,608
ATS (1)(2) 580,734 15,846
Badger Infrastructure Solutions  608,507 38,572
Capstone Copper (1)(2) 2,874,210 27,290
Definity Financial (2) 615,102 35,115
Descartes Systems Group (1) 521,859 39,192
DPM Metals (2) 1,038,687 36,514
Equinox Gold (2) 1,055,473 9,457
Exchange Income (2) 634,496 56,826
G Mining Ventures (1)(2) 790,857 24,106
Jamieson Wellness (2) 906,773 26,747
Kinaxis (1)(2) 264,315 31,676
North West (2) 447,473 16,231
OR Royalties (2) 792,661 23,556
Snowline Gold (1)(2) 1,722,803 16,529
StorageVault Canada (2) 6,878,793 23,553
Total Canada (Cost $347,506) 508,363
CHINA 8.8%
Common Stocks 4.3%
Atour Lifestyle Holdings, ADR (USD)  508,409 17,454
ATRenew, ADR (USD)  3,720,922 15,777
Bilibili, Class Z (HKD) (1)(2) 526,520 10,023
Busy Ming Group, Class H (HKD) (1)(2) 291,400 14,280
CALB Group, Class H (HKD) (1) 3,721,900 8,035
China Mengniu Dairy (HKD)  5,869,000 14,161
China Overseas Grand Oceans Group (HKD) (2) 64,184,000 20,053
China Resources Mixc Lifestyle Services (HKD)  5,379,000 27,358

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
H World Group (HKD)  6,007,200 25,521
iQIYI, ADR (USD) (1)(2) 9,241,152 11,736
Kanzhun, ADR (USD)  1,109,158 18,057
Kingboard Holdings (HKD)  4,314,000 21,574
Manycore Tech (HKD) (1) 4,289,500 4,404
MINISO Group Holding (HKD) (2) 3,527,000 11,516
Shenzhen Woer Heat-Shrinkable Material, Class H (HKD)  4,971,400 6,956
Shenzhou International Group Holdings (HKD)  3,448,500 19,599
Tingyi Cayman Islands Holding (HKD) (2) 14,724,000 22,300
WuXi XDC Cayman (HKD) (1)(2) 2,434,000 16,055
Zepp Health, ADR (USD) (1)(2) 253,505 1,148
286,007
Common Stocks - China A Shares 4.5%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  511,351 27,001
China Jushi, A Shares (CNH)  3,659,367 20,458
Dongguan Yiheda Automation, A Shares (CNH)  2,438,900 8,922
Hongfa Technology, A Shares (CNH)  5,238,488 27,568
Jiangsu Azure, A Shares (CNH)  6,400,108 15,065
LB Group, A Shares (CNH)  4,290,200 10,398
Loncin Motor, A Shares (CNH)  13,715,081 29,866
Shenzhen Kedali Industry, A Shares (CNH)  475,100 12,796
Shenzhen YUTO Packaging Technology, A Shares (CNH)  4,083,867 15,911
WUS Printed Circuit Kunshan, A Shares (CNH)  2,206,763 33,898
Yantai Jereh Oilfield Services Group, A Shares (CNH)  1,369,544 27,327
Yunnan Aluminium, A Shares (CNH)  11,242,500 44,445
Zhejiang Dingli Machinery, A Shares (CNH)  2,774,378 24,278
297,933
Total China (Cost $490,019) 583,940
CYPRUS 0.4%
Common Stocks 0.4%
Bank of Cyprus Holdings  2,207,519 26,191
Total Cyprus (Cost $22,675) 26,191
FRANCE 4.7%
Common Stocks 4.7%
Beneteau (2) 2,090,162 14,534
Eurofins Scientific  663,220 52,302
Exosens  357,063 23,690

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Lectra (2) 682,387 16,193
Nexity (1)(2) 2,257,673 18,440
Robertet (2) 33,417 30,764
SPIE  1,374,049 73,897
Vallourec SACA  588,796 14,197
Virbac  134,638 52,429
Viridien (1) 134,022 14,411
Total France (Cost $245,728) 310,857
GERMANY 4.9%
Common Stocks 4.9%
Bechtle (2) 666,682 27,918
flatexDEGIRO  1,269,673 53,460
IONOS Group (1)(2) 868,863 31,673
Jenoptik  533,400 23,110
Pfisterer Holding  306,584 26,951
Redcare Pharmacy (1)(2) 737,364 52,451
Schott Pharma (2) 1,090,339 27,694
SUSS MicroTec  490,668 42,477
Vincorion (1)(2) 1,798,643 38,663
Total Germany (Cost $298,671) 324,397
ICELAND 0.1%
Common Stocks 0.1%
Alvotech (USD) (1)(2) 1,120,386 4,616
Total Iceland (Cost $13,785) 4,616
INDIA 5.5%
Common Stocks 5.5%
Acutaas Chemicals  494,411 16,086
Aditya Vision  2,961,736 19,806
Astral  2,217,059 33,640
Blue Star  1,095,357 19,299
Central Depository Services India  1,218,423 17,011
Craftsman Automation  119,143 12,332
Dixon Technologies India  156,713 23,064
Eternal (1) 8,462,204 26,818
Info Edge India  1,464,916 18,816
KEI Industries  427,207 22,372

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
KPR Mill  1,475,758 16,229
Metro Brands  1,272,051 13,796
Page Industries  53,992 22,838
Polycab India  442,212 42,183
Prudent Corporate Advisory Services  670,083 23,105
Sapphire Foods India (1) 8,622,554 16,721
Torrent Pharmaceuticals  464,637 24,954
Total India (Cost $263,536) 369,070
ITALY 3.2%
Common Stocks 3.2%
Amplifon  2,464,873 34,506
Carel Industries  1,371,467 42,826
De' Longhi  381,594 17,912
Ermenegildo Zegna (USD) (2) 3,115,937 45,835
FinecoBank Banca Fineco  1,233,307 33,789
GVS (1)(2) 2,434,476 12,180
Interpump Group  720,684 29,013
Total Italy (Cost $146,476) 216,061
JAPAN 18.7%
Common Stocks 18.7%
Anycolor (2) 1,476,900 24,304
C Uyemura  295,800 41,052
Cover (1)(2) 1,810,500 16,622
Daicel  3,019,800 27,248
Daiei Kankyo (2) 726,200 16,989
Daiwabo Holdings (2) 628,700 14,013
Digital Arts (2) 502,500 12,834
Fukuoka Financial Group  462,900 21,159
Fuso Chemical (2) 1,126,000 25,775
Hanwa  4,270,900 45,361
Hikari Tsushin  29,900 7,311
Horiba (2) 320,500 50,303
INFRONEER Holdings (2) 1,068,900 17,293
Keisei Electric Railway (2) 2,733,400 21,968
Konica Minolta (2) 8,565,800 31,296
Kyoritsu Maintenance (2) 1,492,200 32,429
Maeda Kosen (2) 1,449,100 17,849
Miura  1,612,800 32,337
Muninova Holdings  11,984,200 33,415

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Nakanishi  1,506,500 28,629
Nextage  1,713,400 35,704
Nifco  340,500 11,023
Nippon Seiki  1,773,300 26,852
Nippon Soda  1,242,600 29,670
Niterra (2) 563,100 32,884
Obara Group (2) 1,306,800 46,802
Oji Holdings  4,807,800 26,437
Open House Group  269,400 14,315
Park24 (2) 1,108,700 13,723
Penta-Ocean Construction  2,009,000 18,700
Relo Group (2) 1,894,100 23,898
Rengo (2) 3,367,600 31,477
Resorttrust  1,632,300 18,308
Round One (2) 4,678,900 35,553
Sakata INX (1)(2) 2,661,800 41,519
Sega Sammy Holdings (2) 2,279,200 39,373
Strike Group (2) 1,068,000 8,855
Sumitomo Pharma (1)(2) 2,182,300 17,007
Sumitomo Seika Chemicals (2) 1,659,500 12,668
Taiheiyo Cement (2) 1,924,600 48,736
Takashimaya (2) 1,809,900 25,874
Takeuchi Manufacturing (2) 331,300 15,341
Tokyo Kiraboshi Financial Group (2) 3,929,900 41,316
Tokyo Seimitsu  344,500 35,872
Tokyo Tatemono (2) 1,591,600 33,585
Toyo Tire (2) 1,572,800 41,718
Total Japan (Cost $867,362) 1,245,397
MAURITIUS 0.3%
Common Stocks 0.3%
Alphamin Resources (CAD) (2) 16,733,779 17,547
Total Mauritius (Cost $12,683) 17,547
MEXICO 0.4%
Common Stocks 0.4%
BBB Foods, Class A (USD) (1) 299,066 12,361
Grupo Aeroportuario del Sureste, ADR (USD)  61,455 16,938
Total Mexico (Cost $19,958) 29,299

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.7%
Common Stocks 0.7%
IMCD (2) 436,205 47,789
Total Netherlands (Cost $26,395) 47,789
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,045,122 24,996
Total New Zealand (Cost $1,484) 24,996
NORWAY 1.8%
Common Stocks 1.8%
Subsea 7  1,573,126 53,154
TGS  4,767,547 64,608
Total Norway (Cost $71,854) 117,762
POLAND 0.6%
Common Stocks 0.6%
Pepco Group  3,031,368 37,341
Total Poland (Cost $16,641) 37,341
SLOVENIA 0.5%
Common Stocks 0.5%
Nova Ljubljanska Banka, GDR  675,418 35,148
Total Slovenia (Cost $17,512) 35,148
SOUTH KOREA 2.5%
Common Stocks 2.5%
Cosmax  183,848 23,609
DB Insurance  340,834 36,909
HD Hyundai Marine Solution  112,947 14,345
Hyundai Marine & Fire Insurance (1) 1,282,386 34,111
JYP Entertainment  633,663 19,074
SM Entertainment  413,497 19,752

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SNT Dynamics  864,521 18,706
Total South Korea (Cost $177,922) 166,506
SPAIN 1.0%
Common Stocks 1.0%
Fluidra  558,619 12,422
Laboratorios Farmaceuticos Rovi (2) 559,980 37,807
Neinor Homes (2) 1,021,603 18,709
Total Spain (Cost $40,992) 68,938
SWEDEN 4.8%
Common Stocks 4.8%
Asker Healthcare Group (2) 3,109,413 26,457
Asmodee Group, Class B (1) 2,811,589 43,877
Beijer Ref (2) 1,329,663 18,765
Camurus (1)(2) 475,637 31,029
HMS Networks  349,621 18,108
Mildef Group (2) 1,235,811 28,209
MIPS (2) 1,240,023 54,825
Munters Group  1,269,805 22,603
NOBA Bank Group (2) 2,193,071 19,198
Nordnet  509,106 19,503
Rusta  709,091 6,560
Trelleborg, Class B  464,552 20,651
Troax Group (2) 707,107 10,437
Total Sweden (Cost $255,716) 320,222
SWITZERLAND 3.3%
Common Stocks 3.3%
Bossard Holding, Class A (2) 130,673 36,611
Centiel (1)(2) 2,059,531 15,769
DKSH Holding  500,008 41,509
Huber + Suhner  108,360 25,542
Montana Aerospace (1) 2,033,682 61,001
SKAN Group (2) 108,805 7,907
Tecan Group  146,759 33,916
Total Switzerland (Cost $206,686) 222,255

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 6.2%
Common Stocks 6.2%
Airtac International Group  549,000 22,235
Ardentec  2,715,000 14,600
Bizlink Holding  693,000 44,123
Compeq Manufacturing  2,087,000 10,678
Co-Tech Development  2,603,000 23,181
E Ink Holdings  6,028,000 34,880
Elite Material  197,000 28,280
Gigabyte Technology  2,279,000 23,520
King Yuan Electronics  5,805,800 39,213
L&K Engineering  636,000 13,686
Lotes  259,000 14,597
Marketech International  1,954,000 27,812
MPI  169,000 26,901
Nan Ya Printed Circuit Board  1,252,000 34,471
Tripod Technology  1,820,000 20,435
United Integrated Services  1,117,000 37,382
Total Taiwan (Cost $340,702) 415,994
UNITED KINGDOM 11.2%
Common Stocks 11.2%
Auction Technology Group (1)(2) 6,896,119 42,088
Babcock International Group  1,233,261 18,722
Big Yellow Group  2,145,518 25,687
Bridgepoint Group (2) 8,050,002 34,791
Ceres Power Holdings (1) 3,194,427 15,063
Clarkson  392,935 25,089
Croda International  1,233,698 53,410
Diploma  272,852 27,021
Genus  1,171,946 34,723
Helios Towers (1) 15,715,391 41,581
ICG  1,380,450 35,245
Kefi Gold & Copper (1)(2) 554,561,501 7,947
Oxford Nanopore Technologies (1)(2) 7,440,072 11,419
QinetiQ Group  4,241,648 29,040
Renishaw  497,192 33,029
Rosebank Industries (1) 7,470,673 33,891
Rotork  10,919,826 71,939
Seraphim Space Investment Trust (1)(2) 11,941,589 10,807

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Spirax Group  638,243 59,840
Syncona (1) 3,247,110 4,654
Tritax Big Box REIT  11,025,339 25,349
Volution Group  2,236,543 18,872
Watches of Switzerland Group (1) 3,801,544 37,549
Weir Group  924,806 32,995
YouGov (2) 4,244,804 14,705
Total United Kingdom (Cost $589,463) 745,456
VIETNAM 2.0%
Common Stocks 2.0%
Asia Commercial Bank  37,897,240 31,523
Hoa Phat Group  54,308,478 44,740
Military Commercial Joint Stock Bank  22,335,385 19,071
Mobile World Investment  8,179,200 21,701
Phu Nhuan Jewelry  10,998,900 12,956
Total Vietnam (Cost $126,537) 129,991
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 108,222,990 108,223
Total Short-Term Investments (Cost $108,223) 108,223
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4) 129,619,476 129,619
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 129,619
Total Securities Lending Collateral (Cost $129,619) 129,619
Total Investments in Securities  101.8%
(Cost $5,139,829) $ 6,784,096
Other Assets Less Liabilities (1.8)% (122,468)
Net Assets 100.0% $ 6,661,628

T. ROWE PRICE International Discovery Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Auction Technology Group  $ (1,766) $ 16,182 $ —
Obara Group  324 11,678 415
Sakata INX  162 2,211 1,575
T. Rowe Price Government Reserve Fund,
3.72% — — 1,791++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ (1,280)# $ 30,071 $ 3,781+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
Auction Technology Group  $ 29,257 $ — $ 3,351 $ *
Obara Group  37,143 — 2,019 *
Sakata INX  46,756 — 7,448 *
T. Rowe Price Government
Reserve Fund, 3.72% 275,651  ¤  ¤ 108,223
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 129,619
Total $ 237,842^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,781 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $237,842.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds , Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and,

T. ROWE PRICE International Discovery Fund

if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F38-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 262,418 $ 6,283,087 $ — $ 6,545,505
Preferred Stocks — 749 — 749
Short-Term Investments 108,223 — — 108,223
Securities Lending Collateral 129,619 — — 129,619
Total $ 500,260 $ 6,283,836 $ — $ 6,784,096